Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000247204 | FR_TSR_SCT_GZ5K1
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000247204 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000247204 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000247204 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000247204 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247204 | FR_TSR_SCT_GZ5K6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247204 | Government
Holdings [Line Items]
Percent of Total Long Exposure	85.90%
C000247204 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	14.10%
C000247205 | FR_TSR_SCT_GZ5K1
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000247205 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000247205 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000247205 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000247205 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247205 | FR_TSR_SCT_GZ5K6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247205 | Government
Holdings [Line Items]
Percent of Total Long Exposure	85.90%
C000247205 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	14.10%
C000247206 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000247206 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000247206 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247206 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247206 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247206 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000247206 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000247206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000247206 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000247206 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.30%
C000247206 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.30%
C000247207 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000247207 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000247207 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247207 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247207 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247207 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000247207 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.70%
C000247207 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000247207 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000247207 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.30%
C000247207 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.30%